Transfers of Financial Assets and Assets Pledged and Received as Collateral (Tables)	12 Months Ended
Dec. 31, 2018
Assets Pledged and Received as Collateral [Abstract]
Information on the Asset Types and the Associated Transactions [text block table]

Information on asset types and associated transactions that did not qualify for derecognition

in € m.	Dec 31, 2018	Dec 31, 2017¹
Carrying amount of transferred assets
Trading securities not derecognized due to the following transactions:
Repurchase agreements	33,980	43,025
Securities lending agreements	41,621	58,076
Total return swaps	1,835	2,390
Other	6,589	12,661
Total trading securities	84,025	116,153
Other trading assets	69	71
Non-trading financial assets mandatory at fair value through profit or loss	1,289	N/A
Financial assets available for sale	N/A	711
Financial assets at fair value through other comprehensive income	4,286	N/A
Loans at amortized cost[2]	408	131
Total	90,076	117,066
Carrying amount of associated liabilities	46,218	51,937

[1] Prior year numbers have been restated following reassessments of certain repurchase transactions.

[2] Loans where the associated liability is recourse only to the transferred assets had a carrying value and fair value of € 0 million at December 31, 2018 and € 108 million at December 31, 2017. The associated liabilities had the same carrying value and fair value which resulted in a net position of 0.

Continuing Involvement Accounting [text block table]

Carrying value of assets transferred in which the Group still accounts for the asset to the extent of its continuing involvement

in € m.	Dec 31, 2018	Dec 31, 2017
Carrying amount of the original assets transferred
Trading securities	759	0
Financial assets designated at fair value through profit or loss	306	291
Non-trading financial assets mandatory at fair value through profit or loss	386	N/A
Financial assets available for sale	N/A	386
Carrying amount of the assets continued to be recognized
Trading securities	35	0
Financial assets designated at fair value through profit or loss	15	15
Non-trading financial assets mandatory at fair value through profit or loss	43	N/A
Financial assets available for sale	N/A	96
Carrying amount of associated liabilities	117	54

Transferred Assets with on-going Involvement - Table I [text block table]

The impact on the Group’s Balance Sheet of on-going involvement associated with transferred assets derecognized in full

	Dec 31,2018			Dec 31,2017
in € m.	Carrying value	Fair value	Maximum Exposure to Loss¹	Carrying value	Fair value	Maximum Exposure to Loss¹
Loans at amortized cost
Securitization notes	372	372	372	270	270	270
Other	14	14	14	13	13	13
Total Loans at amortized cost	385	385	385	284	284	284
Financial assets held at Fair Value through the P&L
Securitization notes	22	22	22	0	0	0
Non-standard Interest Rate, cross-currency or inflation-linked swap	5	5	5	36	36	36
Total Financial assets held at Fair Value through the P&L	27	27	27	36	36	36
Financial assets at fair value through other comprehensive income:
Securitization notes	112	112	112	0	0	0
Other	0	0	0	0	0	0
Total Financial assets at fair value through other comprehensive income	112	112	112	0	0	0
Total financial assets representing on-going involvement	524	524	524	320	320	320
Financial liabilities held at Fair Value through P&L
Non-standard Interest Rate, cross-currency or inflation-linked swap	61	61	0	67	67	0
Total financial liabilities representing on-going involvement	61	61	0	67	67	0

[1]The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities.

Transferred Assets with on-going Involvement - Table II [text block table]

The impact on the Group’s Statement of Income of on-going involvement associated with transferred assets derecognized in full

	Dec 31,2018			Dec 31,2017
in € m.	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal
Securitization notes	9	13	11	3	3	79[1]
Non-standard Interest Rate, cross-currency or inflation-linked swap	21	268	0	46	510	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	30	281	11	49	513	79

[1]Typically, sales of assets into securitization vehicles were of assets that were classified as Fair Value through P&L, therefore any gain or loss on disposal is immaterial.

Carrying Value of the Assets Pledged as Collateral [text block table]

Carrying value of the Group’s assets pledged as collateral for liabilities or contingent liabilities[1]

in € m.	Dec 31, 2018	Dec 31, 2017²
Financial assets at fair value through profit or loss	41,816	54,134
Financial assets at fair value through other comprehensive income	4,274	N/A
Financial assets available for sale	N/A	6,469
Loans	75,641	71,404
Other	1,364	417
Total	123,095	132,423

[1] Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.

[2] Prior period results have been restated.

Total assets pledged to creditors [text block table]

Total assets pledged to creditors available for sale or repledge[1]

in € m.	Dec 31, 2018	Dec 31, 2017²
Financial assets at fair value through profit or loss	45,640	71,278
Financial assets at fair value through other comprehensive income	3,201	N/A
Financial assets available for sale	N/A	0
Loans	11	0
Total	48,851	71,278

[1] Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.

[2] Prior period results have been restated.

Collateral Received [text block table]

Transfer of Financial Assets, Assets Pledged and Received as Collateral

The Group enters into transactions in which it transfers financial assets held on the balance sheet and as a result may either be eligible to derecognize the transferred asset in its entirety or must continue to recognize the transferred asset to the extent of any continuing involvement, depending on certain criteria. These criteria are discussed in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”.

Where financial assets are not eligible to be derecognized, the transfers are viewed as secured financing transactions, with any consideration received resulting in a corresponding liability. The Group is not entitled to use these financial assets for any other purposes. The most common transactions of this nature entered into by the Group are repurchase agreements, securities lending agreements and total return swaps, in which the Group retains substantially all of the associated credit, equity price, interest rate and foreign exchange risks and rewards associated with the assets as well as the associated income streams.

Information on asset types and associated transactions that did not qualify for derecognition

in € m.	Dec 31, 2018	Dec 31, 2017¹
Carrying amount of transferred assets
Trading securities not derecognized due to the following transactions:
Repurchase agreements	33,980	43,025
Securities lending agreements	41,621	58,076
Total return swaps	1,835	2,390
Other	6,589	12,661
Total trading securities	84,025	116,153
Other trading assets	69	71
Non-trading financial assets mandatory at fair value through profit or loss	1,289	N/A
Financial assets available for sale	N/A	711
Financial assets at fair value through other comprehensive income	4,286	N/A
Loans at amortized cost[2]	408	131
Total	90,076	117,066
Carrying amount of associated liabilities	46,218	51,937

[1] Prior year numbers have been restated following reassessments of certain repurchase transactions.

[2] Loans where the associated liability is recourse only to the transferred assets had a carrying value and fair value of € 0 million at December 31, 2018 and € 108 million at December 31, 2017. The associated liabilities had the same carrying value and fair value which resulted in a net position of 0.

Carrying value of assets transferred in which the Group still accounts for the asset to the extent of its continuing involvement

in € m.	Dec 31, 2018	Dec 31, 2017
Carrying amount of the original assets transferred
Trading securities	759	0
Financial assets designated at fair value through profit or loss	306	291
Non-trading financial assets mandatory at fair value through profit or loss	386	N/A
Financial assets available for sale	N/A	386
Carrying amount of the assets continued to be recognized
Trading securities	35	0
Financial assets designated at fair value through profit or loss	15	15
Non-trading financial assets mandatory at fair value through profit or loss	43	N/A
Financial assets available for sale	N/A	96
Carrying amount of associated liabilities	117	54

The Group could retain some exposure to the future performance of a transferred asset either through new or existing contractual rights and obligations and still be eligible to derecognize the asset. This ongoing involvement will be recognized as a new instrument which may be different from the original financial asset that was transferred. Typical transactions include retaining senior notes of non-consolidated securitizations to which originated loans have been transferred; financing arrangements with structured entities to which the Group has sold a portfolio of assets; or sales of assets with credit-contingent swaps. The Group’s exposure to such transactions is not considered to be significant as any substantial retention of risks associated with the transferred asset will commonly result in an initial failure to derecognize. Transactions not considered to result in an ongoing involvement include normal warranties on fraudulent activities that could invalidate a transfer in the event of legal action, qualifying pass-through arrangements and standard trustee or administrative fees that are not linked to performance.

The impact on the Group’s Balance Sheet of on-going involvement associated with transferred assets derecognized in full

	Dec 31,2018			Dec 31,2017
in € m.	Carrying value	Fair value	Maximum Exposure to Loss¹	Carrying value	Fair value	Maximum Exposure to Loss¹
Loans at amortized cost
Securitization notes	372	372	372	270	270	270
Other	14	14	14	13	13	13
Total Loans at amortized cost	385	385	385	284	284	284
Financial assets held at Fair Value through the P&L
Securitization notes	22	22	22	0	0	0
Non-standard Interest Rate, cross-currency or inflation-linked swap	5	5	5	36	36	36
Total Financial assets held at Fair Value through the P&L	27	27	27	36	36	36
Financial assets at fair value through other comprehensive income:
Securitization notes	112	112	112	0	0	0
Other	0	0	0	0	0	0
Total Financial assets at fair value through other comprehensive income	112	112	112	0	0	0
Total financial assets representing on-going involvement	524	524	524	320	320	320
Financial liabilities held at Fair Value through P&L
Non-standard Interest Rate, cross-currency or inflation-linked swap	61	61	0	67	67	0
Total financial liabilities representing on-going involvement	61	61	0	67	67	0

[1]The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities.

The impact on the Group’s Statement of Income of on-going involvement associated with transferred assets derecognized in full

	Dec 31,2018			Dec 31,2017
in € m.	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal
Securitization notes	9	13	11	3	3	79[1]
Non-standard Interest Rate, cross-currency or inflation-linked swap	21	268	0	46	510	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	30	281	11	49	513	79

[1]Typically, sales of assets into securitization vehicles were of assets that were classified as Fair Value through P&L, therefore any gain or loss on disposal is immaterial.

The Group pledges assets primarily as collateral against secured funding and for repurchase agreements, securities borrowing agreements as well as other borrowing arrangements and for margining purposes on OTC derivative liabilities. Pledges are generally conducted under terms that are usual and customary for standard securitized borrowing contracts and other transactions described.

Carrying value of the Group’s assets pledged as collateral for liabilities or contingent liabilities[1]

in € m.	Dec 31, 2018	Dec 31, 2017²
Financial assets at fair value through profit or loss	41,816	54,134
Financial assets at fair value through other comprehensive income	4,274	N/A
Financial assets available for sale	N/A	6,469
Loans	75,641	71,404
Other	1,364	417
Total	123,095	132,423

[1] Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.

[2] Prior period results have been restated.

Total assets pledged to creditors available for sale or repledge[1]

in € m.	Dec 31, 2018	Dec 31, 2017²
Financial assets at fair value through profit or loss	45,640	71,278
Financial assets at fair value through other comprehensive income	3,201	N/A
Financial assets available for sale	N/A	0
Loans	11	0
Total	48,851	71,278

[1] Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.

[2] Prior period results have been restated.

The Group receives collateral primarily in reverse repurchase agreements, securities lending agreements, derivatives transactions, customer margin loans and other transactions. These transactions are generally conducted under terms that are usual and customary for standard secured lending activities and the other transactions described. The Group, as the secured party, has the right to sell or re-pledge such collateral, subject to the Group returning equivalent securities upon completion of the transaction. This right is used primarily to cover short sales, securities loaned and securities sold under repurchase agreements.

Fair Value of collateral received

in € m.	Dec 31, 2018	Dec 31, 2017¹
Securities and other financial assets accepted as collateral	292,474	366,312
thereof:
Collateral sold or repledged	240,365	308,970

[1] Prior period results have been restated.